SEGMENTS - Schedule of Sales and Adjusted EBITDA by Reportable Segment (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Segment Reporting Information [Line Items]
Total revenue, net	$ 6,454,402,000	$ 4,345,939,000	$ 4,166,799,000
Income (loss) before income taxes and equity earnings	(44,552,000)	59,103,000	42,756,000
Income tax benefit (expense)	13,333,000	(18,130,000)	(10,312,000)
Net interest expense	(27,030,000)	(10,523,000)	(12,042,000)
Depreciation	(61,551,000)	(24,634,000)	(22,900,000)
Amortization of intangible assets	(11,404,000)	(11,548,000)	(11,509,000)
Merger, transaction and other related costs	(30,072,000)	(396,000)	(198,000)
Net unrealized gain (loss) on derivatives	(1,257,000)	(633,000)	(13,000)
Unrealized gain on foreign currency denominated borrowings	5,453,000	0	0
Fair value movement on contingent consideration	(1,036,000)	(519,000)	228,000
Impairment of property, plant and equipment	0	(1,210,000)	0
Asset write-downs, net of insurance proceeds	(623,000)	0	0
Produce recall costs	(17,649,000)	0	0
Fair value (loss) of Legacy Dole acquisition	(4,023,000)	0	0
Fair value gain of other acquisitions	7,670,000	0	0
Gain on disposal of equity method investments	1,096,000	0	0
Gain (loss) on disposal of businesses	11,000	0	(749,000)
Incremental charges on biological assets and inventory and depreciation impact	(65,916,000)	0	0
Restructuring costs	(3,172,000)	0	(1,280,000)
Net income (loss)	16,808,000	71,252,000	69,387,000
Legacy Dole Equity Method Investment
Segment Reporting Information [Line Items]
Income tax benefit (expense)	(27,297,000)	(22,329,000)	(16,532,000)
Net interest expense	(18,282,000)	(34,631,000)	(37,808,000)
Depreciation	(30,390,000)	(45,135,000)	(40,601,000)
Amortization of intangible assets	(3,218,000)	(2,895,000)	(3,012,000)
Dole’s share of other items	2,039,000	(7,706,000)	(4,591,000)
Legacy Dole
Segment Reporting Information [Line Items]
Income (loss) before income taxes and equity earnings	93,353,000	114,117,000	112,873,000
Fresh fruit
Segment Reporting Information [Line Items]
Income (loss) before income taxes and equity earnings	26,965,000	0	0
Diversified Fresh Produce - EMEA
Segment Reporting Information [Line Items]
Income (loss) before income taxes and equity earnings	128,098,000	105,089,000	90,323,000
Diversified Fresh Produce - Americas & ROW
Segment Reporting Information [Line Items]
Income (loss) before income taxes and equity earnings	41,737,000	32,335,000	27,510,000
Fresh Vegetables
Segment Reporting Information [Line Items]
Income (loss) before income taxes and equity earnings	(27,000)	0	0
Operating Segments
Segment Reporting Information [Line Items]
Total revenue, net	6,491,759,000	4,345,939,000	4,166,799,000
Operating Segments | Fresh fruit
Segment Reporting Information [Line Items]
Total revenue, net	1,133,038,000	0	0
Operating Segments | Diversified Fresh Produce - EMEA
Segment Reporting Information [Line Items]
Total revenue, net	3,383,009,000	3,119,746,000	3,032,419,000
Operating Segments | Diversified Fresh Produce - Americas & ROW
Segment Reporting Information [Line Items]
Total revenue, net	1,465,025,000	1,226,193,000	1,134,380,000
Operating Segments | Fresh Vegetables
Segment Reporting Information [Line Items]
Total revenue, net	510,687,000	0	0
Intersegment Eliminations
Segment Reporting Information [Line Items]
Total revenue, net	$ (37,357,000)	$ 0	$ 0